Biological assets (Details 1) - ARS ($) $ / shares in Units, $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Sown land-crops [Member] | Level 3 [Member] | Discounted cash flows [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Parameters		Yields - Operating costs - Selling expenses - Future of sale prices
Sown land-crops [Member] | Level 3 [Member] | Discounted cash flows [Member] | Argentina [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase yields	[1]	$ 86	$ 177
Increase future of sale prices	[1]	123	239
Increase operating cost	[1]	(51)	(99)
Decrease yields	[1]	(86)	(177)
Decrease future of sale prices	[1]	(123)	(239)
Decrease operating cost	[1]	$ 51	99
Sown land-crops [Member] | Level 3 [Member] | Discounted cash flows [Member] | Argentina [Member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Yields		$ 0.61
Future of sale prices		9,283
Operating cost		2,126
Sown land-crops [Member] | Level 3 [Member] | Discounted cash flows [Member] | Argentina [Member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Yields		11.05
Future of sale prices		19,964
Operating cost		20,781
Sown land-crops [Member] | Level 3 [Member] | Discounted cash flows [Member] | Bolivia [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Yields		5.00
Future of sale prices		160
Operating cost		$ 56
Increase yields	[1]		9
Increase future of sale prices	[1]		19
Increase operating cost	[1]		(10)
Decrease yields	[1]		(9)
Decrease future of sale prices	[1]		(19)
Decrease operating cost	[1]		10
Sugarcane fields [Member] | Level 3 [Member] | Discounted cash flows [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Parameters		Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate
Sugarcane fields [Member] | Level 3 [Member] | Discounted cash flows [Member] | Bolivia [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Future of sale prices		$ 22.56
Increase yields	[1]	$ 13
Increase future of sale prices	[1]	27	(3)
Increase operating cost	[1]	(15)	3
Decrease yields		(13)		[1]
Decrease future of sale prices	[1]	(27)	3
Decrease operating cost	[1]	$ 15	(3)
Sugarcane fields [Member] | Level 3 [Member] | Discounted cash flows [Member] | Bolivia [Member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Yields		$ 65
Operating cost		445
Sugarcane fields [Member] | Level 3 [Member] | Discounted cash flows [Member] | Bolivia [Member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Yields		104
Operating cost		461
Sugarcane fields [Member] | Level 3 [Member] | Discounted cash flows [Member] | Brazil [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Yields		84.40
Future of sale prices		94.04
Operating cost		$ 60.16
Increase yields	[1]	$ 142	176
Increase future of sale prices	[1]	207	256
Increase operating cost	[1]	(160)	(199)
Decrease yields	[1]	(142)	(176)
Decrease future of sale prices	[1]	(207)	(256)
Decrease operating cost	[1]	$ 160	$ 199
Cattle [Member] | Level 2 [Member] | Comparable market prices [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Parameters		Price per livestock head/kg and per category

[1]	Sensitivities for the biological assets measured at Level 3 have been modeled considering a 10% change in the indicated variable, all else being equal.